General information, textuals (Details)	6 Months Ended
Jun. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Entity Incorporation, State Country Name	the Republic of Marshall Islands
Entity Incorporation, Date of Incorporation	Jan. 07, 2010